Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2022
Transactions with Related Parties [Abstract]
Transactions with Related Parties
During the six-month periods ended June 30, 2021, and 2022, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2021	2022
Management fees-related parties
Management fees – Pavimar (a)	$1,782,000	$3,149,400
Management fees – Castor Ships (c)	742,500	1,312,250

Included in Voyage expenses
Charter hire commissions – Castor Ships (c)	$364,540	$1,557,300

Included in Interest and finance costs
Interest expenses (b) – Thalassa	$150,833	$—

Included in General and administrative expenses
Administration fees – Castor Ships (c)	$600,000	$600,000

Included in Vessels’ cost
Sale & purchase commission – Castor Ships (c)	$2,426,800	$235,500

As of December 31, 2021, and June 30, 2022, balances with related parties consisted of the following:

	December 31, 2021	June 30, 2022
Assets:
Due from Pavimar (a) – non-current	810,437	—
Liabilities:
Due to Pavimar (a) – current	3,909,885	671,704
Voyage commissions, management fees and other expenses due to Castor Ships (c)	597,684	542,844